Asset Abandonment (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Loss on impairment of abandoned assets	$ 1,303,278
Comprehensive loss		$ 0
Pivot Naturals, LLC [Member]
Statement [Line Items]
Ownership interest	100.00%